JPMorgan 100 U.S. Treasury Securities Money Market Fund Expense Example - Agency Shares [Member] - JPMorgan 100 U.S. Treasury Securities Money Market Fund - Agency	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	86
Expense Example, with Redemption, 5 Years	151
Expense Example, with Redemption, 10 Years	$ 342